CONVERTIBLE DEBT (Tables)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of convertible debt.

September 30, 2019
Convertible Debentures, due September 18, 2020:
Principal value	$600,000
Debt discount	(371,522)
Carrying value of convertible notes	228,478
Total short-term carrying value of Convertible Debentures	$228,478

Embedded Derivative Liability:
Fair value of derivative liability, December 31, 2018	$-
Fair value of derivative liability at issuance recorded as debt Discount	171,425
Change in fair value of derivative liability	36,109
Fair value of derivative liability, September 30, 2019	$207,534

Schedule of estimated the fair value

The Company estimated the fair value of the monthly payment provision using a Monte Carlo Simulation, with 10,000 trials, with the following key inputs:

September 30, 2019
Stock price	$0.08-$0.10
Terms (years)	0.97-1.00
Volatility	153.9%-158.2%
Risk-free rate	1.75%-1.87%
Probability of QPI	50%